Critical Accounting Judgments and Estimates (Details) - CAD ($) $ in Millions		12 Months Ended
	Nov. 15, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 13, 2024
Disclosure of changes in accounting estimates [line items]
Derivative liabilities		$ 832.4	$ 617.1
Derivative assets
Financing warrants exercised term		2 years
Financing issuance term		10 years
Government of Canada [Member]
Disclosure of changes in accounting estimates [line items]
Fair value of derivatives	$ 509.1
Government of Quebec [Member]
Disclosure of changes in accounting estimates [line items]
Fair value of derivatives	$ 95.2
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Loan facilities principal amount				$ 2,140.0
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Loan facilities principal amount				$ 400.0
Canada [Member]
Disclosure of changes in accounting estimates [line items]
Issued warrants acquire percentage		10.00%
Government of Quebec [Member]
Disclosure of changes in accounting estimates [line items]
Issued warrants acquire percentage		1.87%
Derivative Assets [Member]
Disclosure of changes in accounting estimates [line items]
Derivative assets